Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (96)	$ (153)
Amounts recorded to a capital reserve	(1)	8
Translation difference	(2)	0
Amounts recorded in the statement of income	(76)	33
Transfer to the group assets held for sale		3
Change in tax rate		13
Balance as at the end of the year	(175)	(96)
Depreciable property, plant and equipment and intangible assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(291)	(374)
Amounts recorded to a capital reserve	0	0
Translation difference	2	(6)
Amounts recorded in the statement of income	(123)	74
Transfer to the group assets held for sale		2
Change in tax rate		13
Balance as at the end of the year	(412)	(291)
Inventories [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	28	45
Amounts recorded to a capital reserve	0	0
Translation difference	0	0
Amounts recorded in the statement of income	(2)	(17)
Transfer to the group assets held for sale		0
Change in tax rate		0
Balance as at the end of the year	26	28
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	84	75
Amounts recorded to a capital reserve	(3)	3
Translation difference	(1)	5
Amounts recorded in the statement of income	(6)	1
Transfer to the group assets held for sale		0
Change in tax rate		0
Balance as at the end of the year	74	84
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	19	2
Amounts recorded to a capital reserve	2	5
Translation difference	(1)	0
Amounts recorded in the statement of income	0	11
Transfer to the group assets held for sale		1
Change in tax rate		0
Balance as at the end of the year	20	19
In respect of carry forward tax losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	64	99
Amounts recorded to a capital reserve	0	0
Translation difference	(2)	1
Amounts recorded in the statement of income	55	(36)
Transfer to the group assets held for sale		0
Change in tax rate		0
Balance as at the end of the year	$ 117	$ 64